Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2019	2018	2017
	€M	€M	€M
Accruals	320.8	445.5	348.0
Indirect tax and duties	709.0	648.4	576.4
Unearned revenue	1,962.3	1,408.3	1,332.8
	2,992.1	2,502.2	2,257.2

Schedule of indirect tax and duties

	At March 31,
	2019	2018	2017
	€M	€M	€M
PAYE (payroll taxes)	20.1	15.7	9.5
Other tax (principally air passenger duty in various countries)	688.9	632.7	566.9
	709.0	648.4	576.4